TAXES AND CHARGES - Additional Information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Taxes And Charges
Period Of Recoverable Non Current Tax Assets Credit Offset Against Taxes Payable	next 48 months
Income tax rate	25.00%
Social contribution tax rate	9.00%
Income tax rate	75.00%
Unrecognized temporary differences in tax losses and negative bases	R$ 0	R$ 0
Reduction of the IRPJ payable	30.00%
Reversal of amounts to be refunded to customers		(411)
Cemig Distribuicao [Member]
Taxes And Charges
Amount refunded to customers regarding credits	R$ 26	209
Gasmig [Member]
Taxes And Charges
Amount refunded to customers regarding credits	125	R$ 143
PIS/PasepTaxes and Cofins [member]
Taxes And Charges
Tax credit amount corresponds to original credit	R$ 589